Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Accounting Policies [Abstract]
Schedule of Common Stock Subject to Redemption

At September 30, 2023, the common stock subject to redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$126,500,000
Less:
Common stock issuance costs	(2,855,000)
Plus:
Remeasurement of carrying value to redemption value	4,120,000
Common stock subject to possible redemption, March 31, 2022	$127,765,000
Less:
Distribution for redemption	(121,034,650)
Plus:
Remeasurement of carrying value to redemption value	2,264,084
Common stock subject to possible redemption, March 31, 2023	$8,994,434

Less:
Distribution for redemption	(2,914,230)
Plus:
Additional deposit for extension	200,000
Remeasurement of carrying value to redemption value	201,222
Common stock subject to possible redemption, September 30, 2023	$6,481,426

At March 31, 2023, the common stock subject to redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$126,500,000
Less:
Common stock issuance costs	(2,855,000)
Plus:
Remeasurement of carrying value to redemption value	4,120,000
Common stock subject to possible redemption, March 31, 2022	$127,765,000
Less:
Distribution for redemption	(121,034,650)
Plus:
Remeasurement of carrying value to redemption value	2,264,084
Common stock subject to possible redemption, March 31, 2023	$8,994,434

Schedule of Diluted Loss Per Share of Common Stock

	For the Three Months Ended September 30, 2023		For the Three Months Ended September 30, 2022

Numerator:
Net loss		$(270,346)	$(165,559)

Denominator:
Basic and diluted loss per share – Class A		$(0.06)	(0.01)
Basic and diluted loss per share – Class B	$	N/A	$(0.01)
Denominator for basic and diluted earnings per share – Weighted-average shares of Class A common stock issued and outstanding during the period		4,391,649	13,270,700
Denominator for basic and diluted earnings per share – Weighted-average shares of Class B common stock issued and outstanding during the period		-	3,162,500

	For the Six Months Ended September 30, 2023		For the Six Months Ended September 30, 2022

Numerator:
Net loss		$(531,911)	$(319,979)

Denominator:
Basic and diluted loss per share – Class A		$(0.12)	(0.02)
Basic and diluted loss per share – Class B	$	N/A	$(0.02)
Denominator for basic and diluted earnings per share – Weighted-average shares of Class A common stock issued and outstanding during the period		4,502,530	13,270,700
Denominator for basic and diluted earnings per share – Weighted-average shares of Class B common stock issued and outstanding during the period		-	3,162,500

	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022

Numerator:
Net loss	$(400,232)	$(414,045)

Denominator:
Basic and diluted loss per share – Class A	$(0.03)	(0.05)
Basic and diluted loss per share – Class B	$(0.03)	$(0.05)
Denominator for basic and diluted earnings per share - Weighted-average shares of Class A common stock issued and outstanding during the period	10,946,277	5,578,069
Denominator for basic and diluted earnings per share - Weighted-average shares of Class B common stock issued and outstanding during the period	2,313,390	3,162,500